Cover Page	Mar. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	Mistras Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34481
Entity Tax Identification Number	22-3341267
Entity Address, Address Line One	195 Clarksville Road
Entity Address, Postal Zip Code	08550
Entity Address, City or Town	Princeton Junction,
Entity Address, State or Province	NJ
City Area Code	609
Local Phone Number	716-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001436126
Amendment Flag	false